DEFERRED INCOME TAX ASSETS/LIABILITIES - Income tax benefit (expense) (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DEFERRED INCOME TAX ASSETS/LIABILITIES
Current tax expense		$ (4,819)	$ (4,405)
Deferred tax benefit	$ 2,838	(697)	(1,610)
Income tax benefit (expense)	$ 2,838	$ (5,516)	$ (6,015)